Accounts Payable and Accrued Liabilities (Details) - Schedule accounts payable and accrued liabilities - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule accounts payable and accrued liabilities [Abstract]
Accounts payable	$ 716,177	$ 446,988
Due to related parties	716,808	492,181
Accrued liabilities	461,840	36,236
Total	$ 1,894,825	$ 975,405